DEFERRED TAX - Summary of Amounts Determined After Appropriate Offsetting (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Tax [Abstract]
Deferred tax asset	$ 7,134	$ 5,832
Deferred tax liability	(2,008)	(2,179)
Net deferred tax assets	$ 5,126	$ 3,653	$ 7,028